Income Taxes (First Aviation Services, Inc. [Member])	12 Months Ended
Dec. 31, 2011
First Aviation Services, Inc. [Member]
Income Taxes
7. Income Taxes

The provision for income taxes for the years ended December 31, 2011 and 2010, is as follows:

	2011	2010

Current:
Federal	$20	$-
State	114	-
Foreign	61	16
	195	16

Deferred:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	16
	$195	$16

A reconciliation between the provision (benefit) for income taxes computed at the U.S. federal statutory rate and the effective rate reflected in the consolidated statements of operations is as follows:

	2011	2010

Provision (benefit) at federal statutory rate	34.0%	(34.0)%
State, net of federal	11.5	-
Other	6.3	7.9
Deferred tax valuation allowance	(32.0)	27.4
	19.8%	1.3%

Deferred tax assets result from temporary differences in the recognition of income and expenses for tax and financial statement purposes. These differences are set forth below:

	2011	2010
Deferred tax assets:
Bad debt	$166	$209
Inventory reserve	1,233	1,023
Amortization of tax goodwill	(206)	30
Net operating loss carryforwards	8,520	9,674
Other	845	500
	10,558	11,436
Valuation allowance	(10,558)	(11,436)
Net deferred income tax assets	$-	$-

The Company has $7,183 of deductible goodwill for income tax purposes at December 31, 2011.

The valuation allowance decreased by $878 and $156 (100% allowance against deferred tax assets) for the years ended December 31, 2011 and 2010, respectively. The Company has net operating loss carryforwards totaling approximately $24,532 for federal income tax purposes, and various state net operating loss carryforwards. The carryforwards expire between 2025 and 2031. The Company's ability to use the net operating loss carryforwards to offset any future taxable income can be subject to limitations attributable to equity transactions that resulted in a change of ownership as defined by Section 382 of the Internal Revenue Code of 1986, as amended, or the Internal Revenue Code ("IRC"). The Company believes that that it is more likely than not, which under accounting guidance for tax positions indicates a likelihood greater than 50%, that there are no IRC limitations on net operating loss carry-forwards and there are no other uncertain tax positions. The Company has a deferred tax asset related to net operating loss carry-forwards which is offset 100% by a valuation allowance.

The Company files income tax returns in the U.S., various U.S. states and certain foreign jurisdictions. API Asia Pacific is subject to statutory taxes based on gross profits.

The Company is subject to exam by various state and foreign tax authorities; however, the Company is no longer subject to U.S. federal income tax examination for years through 2007, as the statutes of limitations have lapsed. There are currently no matters that the Company is aware of that would change its tax filings.